Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
Schedule of accounts receivable net

Accounts receivable, net consisted of the following:

	December 31, 2024	December 31, 2025	December 31, 2025
	HK$’000	HK$’000	US$’000
Accounts receivable	37,342	26,760	3,431
Allowance for doubtful accounts	-	-	-
Total accounts receivable, net	37,342	26,760	3,431